Nov. 15, 2022

Supplement Dated November 15, 2022

To The Prospectus Dated April 25, 2022

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

Effective November 14, 2022, for the JNL/Goldman Sachs 4 Fund, please delete all references to and information for Nicholas Chan.

Effective October 1, 2022, in the section, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/Fidelity Institutional Asset Management® Total Bond Fund, please delete the Portfolio Managers table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Franco Castagliuolo	October 2022	Portfolio Manager, FIAM
Alexandre Karam	June 2019	Portfolio Manager, FIAM
Jeffrey Moore	June 2019	Portfolio Manager, FIAM
Celso Muñoz	June 2019	Portfolio Manager, FIAM
Ford O’Neil	June 2019	Portfolio Manager, FIAM
Michael Weaver	June 2019	Portfolio Manager, FIAM

JNL/GOLDMAN SACHS 4 FUND

Effective November 14, 2022, in the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Goldman Sachs 4 Fund, please delete the section in the entirety and replace with the following:

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in stocks of approximately 150 distinct companies included in the S&P 500® Index. The Fund implements its objective by using three equally weighted factors: quality, value, and momentum.

Quality Strategy

The quality strategy emphasizes competitive advantage. The competitive advantage sub-portfolio invests in the stock of companies included in the S&P 500® Index that are believed to have superior profitability, as measured by return on invested capital, and trade at relatively attractive valuations. The holdings in this sub-portfolio are selected from all 11 sectors of the economy identified in the S&P 500 Index. Goldman Sachs Asset Management, L.P., the Fund’s sub-adviser (the “Sub-Adviser”), excludes stocks it views as lower quality using the S&P Quality Rankings and excludes stocks with lower S&P Global Ratings Issuer Credit Ratings.

Value Strategies

The value strategies emphasize dividend income & growth and intrinsic value.

The dividend income & growth sub-portfolio invests in the stock of companies included in the S&P 500® Index that have attractive dividend yields and strong capital structures as determined by the Sub-Adviser. The holdings in this sub-portfolio are selected from all 11 sectors of the economy identified in the S&P 500 Index. The Sub-Adviser excludes stocks it views as lower quality using the S&P Quality Rankings and excludes stocks with lower S&P Global Ratings Issuer Credit Ratings.

The intrinsic value sub-portfolio invests in the stock of companies included in the S&P 500® Index that generate strong free cash flows and sell at relatively attractive valuations.  With respect to the Financials sector, the model will reference return on equity in lieu of free cash flows. The holdings in this sub-portfolio are selected from all 11 sectors of the economy identified in the S&P 500 Index. The Sub-Adviser excludes stocks it views as lower quality using the S&P Quality Rankings and excludes stocks with lower S&P Global Ratings Issuer Credit Ratings.

Momentum Strategy

The momentum sub-portfolio invests in the stock of companies included in the S&P 500® Index that exhibit high momentum based on the trailing twelve months, excluding the recent one-month. The holdings in this sub-portfolio are selected from all 11 sectors of the economy identified in the S&P 500 Index. The Sub-Adviser excludes stocks it views as lower quality using the S&P Quality Rankings and excludes stocks with lower S&P Global Ratings Issuer Credit Ratings.

Triblend Rebalance

A portion of each of sub-portfolio rebalances on or about the first business day of March, September or December of each year. Additionally, on or about the first business day of December of each year, the Fund rebalances the size of the three factors to ensure equal weighting. The Fund may change the frequency and timing of its scheduled rebalances at its sole discretion. The Fund may apply situational risk exposure constraints beyond the S&P Quality Rankings and S&P Global Ratings Issuer Credit Ratings in response to extraordinary market events. The Sub-Adviser generally uses a buy and hold strategy, executing trades only on or around each stock selection date, when cash flow activity occurs in the Fund and for dividend reinvestment purposes.

The Sub-Adviser incorporates S&P Quality Rankings and S&P Global Ratings Issuer Credit Ratings in the selection process.

S&P Quality Rankings

Growth and stability of earnings and dividends are deemed key elements in establishing earnings and dividend rankings for common stocks. This process also takes into consideration certain adjustments and modifications deemed desirable in establishing such rankings. The final score for each stock is measured against a scoring matrix determined by an internal analysis of the scores of a large and representative sample of stocks. The range of scores in the array of this sample has been aligned with the following ladder of rankings:

A+	Highest	B-	Lower
A	High	C	Lowest
A-	Above Average	D	In Reorganization
B+	Average	NR	Not Ranked
B	Below Average

S&P Global Ratings Issuer Credit Ratings

S&P Global Ratings Issuer Credit Ratings (also known as credit ratings) express opinions about the ability and willingness of an issuer to meet its financial obligations in full and on time. Credit ratings can also be used to determine the credit quality of an individual debt issue, such a corporate or municipal bond, and the relative likelihood that the issue may default. Credit ratings are not an absolute measure of default probability, since there are future events that cannot be foreseen. Credit ratings are not intended as guarantees of credit quality or as exact measures of the probability that a particular issuer or debt issue will default.

S&P Global Ratings Issuer Credit Ratings opinions are based on analysis by experienced professionals who evaluate and interpret information received from issuers and other available sources to form a considered opinion. S&P Global Ratings analysts obtain information from public reports, as well as from interviews and discussions with the issuer’s management. They use that information and apply their analytical judgment to assess the entity’s financial condition, operation performance, policies and risk management strategies.

The Fund may invest in a combination of exchange-traded funds ("ETFs") to assist with fund rebalances and to meet redemption or purchase requests.

The Fund may invest in financial futures, a type of derivative, to obtain market exposure consistent with the Fund's investment objective and strategies, to provide liquidity for cash flows, to hedge dividend accruals or for other purposes that facilitate meeting the Fund's objective.

JNL/T. ROWE PRICE BALANCED FUND

Effective November 1, 2022, in the section, “Summary Overview of Each Fund,” under “Annual Fund Operating Expenses,” for the JNL/T. Rowe Price Balanced Fund, after the last table please add the following:

JNAM will voluntarily waive 0.53% of management fees on the Fund’s assets up to $500 million, 0.475% on assets between $500 million and $1 billion, 0.45% on assets between $1 billion and $3 billion, 0.44% on assets between $3 billion and $5 billion and 0.43% on assets over $5 billion. There is no guarantee that JNAM will continue to provide the waiver in the future.

JNL/T. Rowe Price Capital Appreciation Fund

Effective November 1, 2022, in the section, “Summary Overview of Each Fund,” under “Annual Fund Operating Expenses,” for the JNL/T. Rowe Price Capital Appreciation Fund, after the last table please add the following:

JNAM will voluntarily waive 0.575% of management fees on the Fund’s assets up to $500 million, 0.55% on assets between $500 million and $1 billion, 0.53% on assets between $1 billion and $3 billion, 0.52% on assets between $3 billion and $5 billion, 0.51% on assets between $5 billion and $10 billion and 0.50% on assets over $10 billion. There is no guarantee that JNAM will continue to provide the waiver in the future.

JNL/T. ROWE PRICE U.S. HIGH YIELD FUND

Effective November 1, 2022, in the section, “Summary Overview of Each Fund,” under “Annual Fund Operating Expenses,” for the JNL/T. Rowe Price U.S. High Yield Fund, after the last table please add the following:

JNAM will voluntarily waive 0.47% of management fees on the Fund’s assets up to $3 billion, 0.46% on assets between $3 billion and $5 billion and 0.45% on assets over $5 billion. There is no guarantee that JNAM will continue to provide the waiver in the future.